Goodwill (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 385	$ 5,107	$ 3,906
Goodwill, Impairment Loss		(4,740)	(59,440)
Impairment loss of goodwill		4,740	59,440
Balance	$ 385	385	5,107
GFS
Goodwill, Acquired During Period			60,103
Goodwill, Impairment Loss			(55,535)
Impairment loss of goodwill			55,535
Apiguru Pty Limited ("Apiguru")
Goodwill, Acquired During Period			539
Giant Credit Limited, Vision Lane Limited And First Asia Finance Limited
Goodwill, Impairment Loss			(3,906)
Impairment loss of goodwill			$ 3,906
GFS and Apiguru
Goodwill, Impairment Loss		(4,740)
Exchange difference		18
Impairment loss of goodwill		$ 4,740